Dividends - Summary of Dividends (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of Dividends [Line Items]
Dividends recognised as distribution to owners	$ 62.8	$ 39.2	$ 15.1
Dividends per share	$ 0.08	$ 0.05	$ 0.02
Final Dividend [Member]
Disclosure of Dividends [Line Items]
Dividends recognised as distribution to owners	$ 37.5	$ 10.6	$ 12.8
Interim Dividend [Member]
Disclosure of Dividends [Line Items]
Dividends recognised as distribution to owners	$ 25.3	$ 28.6	$ 2.3

[1]	As Restated - Refer note 40 for further details.